Offerings	Jul. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, GBP 0.000001 per
Amount Registered | shares	638,773,750,000
Proposed Maximum Offering Price per Unit	0.00000509
Maximum Aggregate Offering Price	$ 3,251,358.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 449.01
Offering Note	American Depositary Shares, or Depositary Shares, issuable upon the deposit of the ordinary shares, nominal value GBP 0.000001 per share, or Ordinary Shares, registered hereby have been registered under a separate Registration Statement on Form F-6 (File No. 333-207186), as amended. Each American Depositary Share represents 500,000 Ordinary Shares.

This registration statement also includes an indeterminate number of shares underlying the Depositary Shares that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales price of the Depositary Shares on the NASDAQ Capital Market on July 9, 2026, divided by 500,000 (to give effect to the 1:500,000 ratio of Depositary Shares to Ordinary Shares).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, GBP 0.000001 per
Amount Registered | shares	638,773,750,000
Proposed Maximum Offering Price per Unit	0.00000509
Maximum Aggregate Offering Price	$ 3,251,358.38
Fee Rate	0.01381%
Amount of Registration Fee	$ 449.01
Offering Note	American Depositary Shares, or Depositary Shares, issuable upon the deposit of the ordinary shares, nominal value GBP 0.000001 per share, or Ordinary Shares, registered hereby have been registered under a separate Registration Statement on Form F-6 (File No. 333-207186), as amended. Each American Depositary Share represents 500,000 Ordinary Shares.

This registration statement also includes an indeterminate number of shares underlying the Depositary Shares that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low sales price of the Depositary Shares on the NASDAQ Capital Market on July 9, 2026, divided by 500,000 (to give effect to the 1:500,000 ratio of Depositary Shares to Ordinary Shares).